Accounting policies - Adoption of IFRS 9 - Impact on Equity (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Initial adoption of IFRS 9
Equity, as originally presented	$ 134,798	$ 123,287	$ 115,410	$ 105,227
Balances, restated			114,745
Total Shareholders' Equity Attributable to the Parent
Initial adoption of IFRS 9
Equity, as originally presented	134,758	123,255	115,381	105,172
Balances, restated			114,716
Other reserves
Initial adoption of IFRS 9
Equity, as originally presented	2,043	(985)	(1,177)	(1,596)
Balances, restated			437
Other reserves | Financial assets available for sale
Initial adoption of IFRS 9
Equity, as originally presented			(1,533)
Allowance for impairment losses for debt instruments at FVTOCI			18
Income tax			(5)
Other reserves | Financial assets available for sale | Debt instruments.
Initial adoption of IFRS 9
Reclassifications of debt instruments from Available-for-sale to Amortized cost			1,601
Allowance for impairment losses for debt instruments at FVTOCI			(109)
Amount recognized if debt instrument had not been reclassified		1,326
Amount recognized if debt instrument had not been reclassified, net of tax		928
Other reserves | Financial assets available for sale | Equity instruments.
Initial adoption of IFRS 9
Reclassifications of financial instruments from Available-for-sale to FVTOCI			28
Other reserves | Financial assets at fair value through other comprehensive income category
Initial adoption of IFRS 9
Balances, restated			81
Other reserves | Financial assets at fair value through other comprehensive income category | Debt instruments.
Initial adoption of IFRS 9
Allowance for impairment losses for debt instruments at FVTOCI			109
Other reserves | Financial assets at fair value through other comprehensive income category | Equity instruments.
Initial adoption of IFRS 9
Reclassifications of financial instruments from Available-for-sale to FVTOCI			(28)
Accumulated Reserves
Initial adoption of IFRS 9
Equity, as originally presented	$ 86,674	$ 79,227	72,838	$ 65,190
Allowance for impairment losses for debt instruments at FVTOCI			(18)
Allowance for impairment losses			(3,270)
Provisions for off-balance sheet risk			32
Income tax			977
Balances, restated			70,559
Allowance for impairment losses for debt instruments at FVTOCI, net of tax			$ (13)